Financial instruments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Assets:
Cash and cash equivalents		₨ 2,228		$ 32	₨ 2,638
Derivative financial instruments		360		5	103
Total					66,679
Liabilities:
Trade and other payables		14,553		210	16,052
Derivative financial instruments		68		1	85
Long-term borrowings		26,347	[1]		25,269	[2]
Short-term borrowings		12,125		175	25,466
Bank overdraft		0		$ 0	96
Total carrying value [Member]
Assets:
Cash and cash equivalents		2,228			2,638
Other investments	[3]	23,343			20,879
Trade and other receivables		39,982			40,786
Derivative financial instruments		360			103
Other assets	[4]	2,843			2,273
Total		68,756
Liabilities:
Trade and other payables		14,553			16,052
Derivative financial instruments		68			85
Long-term borrowings		26,256			25,152
Short-term borrowings		12,125			25,466
Bank overdraft		0			96
Other liabilities and provisions	[5]	21,902			20,712
Total		74,904			87,563
Total fair value [Member]
Assets:
Cash and cash equivalents		2,228			2,638
Other investments	[3]	23,343			20,879
Trade and other receivables		39,982			40,786
Derivative financial instruments		360			103
Other assets	[4]	2,843			2,273
Total		68,756			66,679
Liabilities:
Trade and other payables		14,553			16,052
Derivative financial instruments		68			85
Long-term borrowings		26,256			25,152
Short-term borrowings		12,125			25,466
Bank overdraft		0			96
Other liabilities and provisions	[5]	21,902			20,712
Total		₨ 74,904			₨ 87,563

[1]	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.91.
[2]	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.117.
[3]	Interest accrued but not due on investments is included in other assets.
[4]	Other assets that are not financial assets (such as receivables from statutory authorities, export benefit receivables, prepaid expenses, advances paid and certain other receivables) of Rs.10,639 and Rs.13,058 as of March 31, 2019 and 2018, respectively, are not included.
[5]	Other liabilities and provisions that are not financial liabilities (such as statutory dues payable, deferred revenue, advances from customers and certain other accruals) of Rs.8,898 and Rs.9,321 as of March 31, 2019 and March 31, 2018, respectively, are not included.